Interest-bearing loans and borrowings - Terms and conditions of outstanding loans (Details) - USD ($)	Dec. 31, 2022	Dec. 06, 2022	Jun. 21, 2022	Dec. 31, 2021	Dec. 02, 2021	Dec. 31, 2020	Sep. 11, 2020	Aug. 28, 2019	Apr. 25, 2017	Dec. 16, 2016	Aug. 19, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,696,280,000			$ 1,712,180,000		$ 1,273,413,000
Borrowings Excluding Non-Bank Loans
Disclosure of detailed information about borrowings [line items]
Facility size	2,020,659,000			1,815,693,000
Borrowings	1,349,408,000			1,220,428,000
Borrowings Excluding Non-Bank Loans | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	1,333,183,000			1,205,148,000
Secured vessels Revolving loan due 2022
Disclosure of detailed information about borrowings [line items]
Notional amount	750,000,000										$ 750,000,000
Facility size	0			8,474,000
Borrowings	$ 0			0
Secured vessels Revolving loan due 2022 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.95%										1.95%
Secured vessels Revolving loan due 2022 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0			(231,000)
Secured vessels Revolving loan due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount	409,500,000									$ 409,500,000
Facility size	0			125,880,000
Borrowings	$ 0			65,000,000
Secured vessels Revolving loan due 2023 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.25%
Secured vessels Revolving loan due 2023 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0			64,544,000
Secured vessels loan due 2029
Disclosure of detailed information about borrowings [line items]
Notional amount	27,100,000								$ 27,100,000
Margin rate									1.95%
Facility size	24,650,000			25,102,000
Borrowings	$ 24,650,000			25,102,000
Secured vessels loan due 2029 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.95%
Secured vessels loan due 2029 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 24,650,000			25,102,000
Secured vessels loan due 2029
Disclosure of detailed information about borrowings [line items]
Notional amount	81,400,000								$ 81,400,000
Margin rate									1.50%
Facility size	44,098,000			50,883,000
Borrowings	$ 44,098,000			50,883,000
Secured vessels loan due 2029 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.50%
Secured vessels loan due 2029 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 42,960,000			49,454,000
Secured vessels loan due 2030
Disclosure of detailed information about borrowings [line items]
Notional amount	69,400,000
Facility size	49,751,000			54,379,000
Borrowings	$ 49,751,000			54,379,000
Secured vessels loan due 2030 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.00%
Secured vessels loan due 2030 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 49,751,000			54,379,000
Secured vessels loan due 2030
Disclosure of detailed information about borrowings [line items]
Notional amount	104,200,000
Facility size	67,251,000			75,928,000
Borrowings	$ 67,251,000			75,928,000
Secured vessels loan due 2030 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.00%
Secured vessels loan due 2030 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 66,562,000			75,071,000
Secured vessels Revolving loan due 2025
Disclosure of detailed information about borrowings [line items]
Notional amount	200,000,000.0
Facility size	97,376,000			123,032,000
Borrowings	$ 90,000,000			55,000,000
Secured vessels Revolving loan due 2025 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.00%
Secured vessels Revolving loan due 2025 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 89,554,000			54,245,000
Secured vessels Revolving loan due 2026
Disclosure of detailed information about borrowings [line items]
Notional amount	700,000,000.0							$ 700,000,000
Facility size	553,480,000			602,320,000
Borrowings	$ 470,000,000			370,000,000
Secured vessels Revolving loan due 2026 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.95%							1.95%
Secured vessels Revolving loan due 2026 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 466,211,000			364,987,000
Secured vessels Revolving loan due 2026
Disclosure of detailed information about borrowings [line items]
Notional amount	713,000,000.0					$ 713,000,000	$ 713,000,000
Margin rate							0.05%
Facility size	582,876,000			649,695,000
Borrowings	$ 350,756,000			524,135,000
Secured vessels Revolving loan due 2026 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.30%						2.35%
Secured vessels Revolving loan due 2026 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 346,866,000			518,568,000
Secured vessels loan due 2028
Disclosure of detailed information about borrowings [line items]
Notional amount	73,450,000				$ 73,450,000
Facility size	71,155,000			0
Borrowings	$ 71,155,000			0
Secured vessels loan due 2028 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.80%
Secured vessels loan due 2028 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 70,730,000			(508,000)
Unsecured Revolving loan due 2026
Disclosure of detailed information about borrowings [line items]
Notional amount	80,000,000
Facility size	100,000,000			100,000,000
Borrowings	$ 0			0
Unsecured Revolving loan due 2026 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.50%
Unsecured Revolving loan due 2026 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ (265,000)			(463,000)
Secured FSO loan due 2030
Disclosure of detailed information about borrowings [line items]
Notional amount	150,000,000		$ 150,000,000
Margin rate			2.15%
Facility size	141,747,000			0
Borrowings	$ 141,747,000			0
Secured FSO loan due 2030 | SOFR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.15%
Secured FSO loan due 2030 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 140,227,000			0
Secured vessels Revolving loan due 2028
Disclosure of detailed information about borrowings [line items]
Notional amount	377,000,000.0	$ 377,000,000								$ 377,000,000
Margin rate		0.10%
Facility size	288,276,000			0
Borrowings	$ 40,000,000			0
Secured vessels Revolving loan due 2028 | SOFR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.90%	1.90%
Secured vessels Revolving loan due 2028 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 35,938,000			$ 0